Operating Segments - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Revenue from external customers		$ 392,247	$ 378,383	$ 772,554	$ 745,909
Interest revenue		10,091	530	17,633	672
Intersegment Revenue	[1]	0	0	0	0
Revenue		402,338	378,913	790,187	746,581
Adjusted EBITDA		113,031	102,953	220,846	206,920
Merchant Solutions
Segment Reporting Information [Line Items]
Revenue from external customers		222,533	210,684	428,895	400,519
Interest revenue		726	24	765	30
Intersegment Revenue	[1]	2,439	2,062	4,559	4,566
Revenue		225,698	212,770	434,219	405,115
Adjusted EBITDA		55,769	55,113	108,105	103,651
Digital Wallet
Segment Reporting Information [Line Items]
Revenue from external customers		169,714	167,699	343,659	345,390
Interest revenue		9,365	506	16,868	642
Intersegment Revenue	[1]	0	0	0	0
Revenue		179,079	168,205	360,527	346,032
Adjusted EBITDA		77,211	69,645	156,420	144,144
Corporate Segment
Segment Reporting Information [Line Items]
Revenue from external customers	[2]	0	0	0	0
Interest revenue	[2]	0	0	0	0
Intersegment Revenue	[1],[2]	0	0	0	0
Revenue	[2]	0	0	0	0
Adjusted EBITDA	[2]	(19,949)	(21,805)	(43,679)	(40,875)
Intersegment
Segment Reporting Information [Line Items]
Revenue from external customers		0	0	0	0
Interest revenue		0	0	0	0
Intersegment Revenue	[1]	(2,439)	(2,062)	(4,559)	(4,566)
Revenue		(2,439)	$ (2,062)	(4,559)	(4,566)
Adjusted EBITDA		$ 0		$ 0	$ 0

[1]	Intersegment revenue and related eliminations are primarily for processing of credit card transactions between segments.
[2]	Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.